Subsequent Event - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended					9 Months Ended		12 Months Ended
	Sep. 18, 2020	Aug. 31, 2020 USD ($) $ / shares shares	Nov. 01, 2020 USD ($) ft²	Sep. 30, 2020 shares	Aug. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) shares	May 31, 2019 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
Subsequent Event [Line Items]
Reverse stock split	0.8646
Common stock, shares authorized										42,000,000
IPO
Subsequent Event [Line Items]
Common stock, shares authorized				500,000,000				500,000,000
Common Stock
Subsequent Event [Line Items]
Common stock, voting rights								The holders of the voting common stock are entitled to one vote for each share of voting common stock held at all meetings of stockholders.		The holders of the common stock are entitled to one vote for each share of common stock held at all meetings of stockholders.
Series B Convertible Preferred Stock
Subsequent Event [Line Items]
Convertible preferred stock, shares issued				0		7,628,846	7,628,846	0		7,628,846	0
Net proceeds from issuance of preferred stock | $						$ 29,900	$ 29,800	$ 29,942	$ 29,848	$ 29,848
Convertible preferred stock, price per share | $ / shares							$ 3.9325
Series C Convertible Preferred Stock
Subsequent Event [Line Items]
Convertible preferred stock, shares issued		3,443,612		0	3,443,612			0		0
Net proceeds from issuance of preferred stock | $		$ 49,800						$ 49,826
Non-voting Common Stock
Subsequent Event [Line Items]
Common stock, shares authorized				12,850,259				12,850,259		0
Voting Common Stock
Subsequent Event [Line Items]
Common stock, shares authorized				487,149,741				487,149,741		42,000,000
Convertible Preferred Stock
Subsequent Event [Line Items]
Common stock, voting rights										Holders of the Convertible Preferred Stock are entitled to one vote for each share of common stock into which their shares may be converted and, subject to certain Convertible Preferred Stock class votes specified in the Company's certificate of incorporation or as required by law, holders of the Convertible Preferred Stock and common stock vote together on an as-converted basis.
Subsequent Event
Subsequent Event [Line Items]
Reverse stock split				0.8646
Area of premises | ft²			19,800
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Common stock, shares authorized		42,000,000			42,000,000
Common stock, shares authorized increase		58,850,259			58,850,259
Common stock, voting rights										The holders of the voting common stock are entitled to one vote for each share of voting common stock held at all meetings of stockholders.
Subsequent Event | Series B Convertible Preferred Stock
Subsequent Event [Line Items]
Convertible preferred stock, shares issued						7,628,846
Net proceeds from issuance of preferred stock | $						$ 29,900
Subsequent Event | Series C Convertible Preferred Stock
Subsequent Event [Line Items]
Convertible preferred stock, shares issued		3,443,612			3,443,612
Net proceeds from issuance of preferred stock | $					$ 49,900
Convertible preferred stock, price per share | $ / shares		$ 14.5197			$ 14.5197
Common stock, shares authorized		4,000,000			4,000,000
Subsequent Event | Non-voting Common Stock
Subsequent Event [Line Items]
Common stock, shares authorized		12,850,259			12,850,259
Subsequent Event | Voting Common Stock
Subsequent Event [Line Items]
Common stock, shares authorized		46,000,000			46,000,000
Subsequent Event | Voting Common Stock | IPO
Subsequent Event [Line Items]
Common stock, shares authorized				46,000,000				46,000,000
Common stock, shares authorized increase				487,149,741				487,149,741
Subsequent Event | Convertible Preferred Stock
Subsequent Event [Line Items]
Common stock, shares authorized		32,074,008			32,074,008
Common stock, shares authorized increase		35,221,066			35,221,066
Subsequent Event | Second Amended and Restated Entrepreneur Client License Agreement
Subsequent Event [Line Items]
Area of premises | ft²			8,800
Initial term of license			26 months
License agreement term description			Pursuant to the Amendment, the initial term of the License is twenty-six months commencing on November 1, 2020 and terminating on December 31, 2022 (the "Initial Term").
License fee | $			$ 3,000
License renewal term			12 months
Description of license renewal option			The Company has an option to renew the License for twelve months commencing on January 1, 2023 at a monthly renewal license fee increased by 5.0% for a total of $1.4 million payable during the renewal term.
Percentage increase in monthly renewal license fee			5.00%
Monthly renewal license fee payable | $			$ 1,400
Increase in monthly license fee upon exercise of ROFO | $			200
One-time payment made as consideration for ROFO | $			$ 200